Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 1,810,158	[1]	$ 1,381,941
Changes in identifiable intangible assets:
Increases other than from business combinations	871,073		440,786
Increases from business combinations	1,824,275
Increase (decrease) from foreign currency translation differences	(82,047)		288,791
Amortization	(240,579)		(124,853)
Increases (decreases) from transfers and other changes			(120,284)
Increases (decreases) from other changes			(120,284)
Disposals and removal from service	(17,300)		(56,223)
Disposals			(56,223)
Removals from service	(17,300)
Other increases (decreases)	(483,101)
Total changes in identifiable intangible assets	1,872,321		428,217
Ending balance	3,682,479		1,810,158	[1]
Development costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,560		25,073
Changes in identifiable intangible assets:
Increases other than from business combinations	611		2,157
Increase (decrease) from foreign currency translation differences	272		650
Amortization	(505)		(157)
Increases (decreases) from transfers and other changes	12		(104)
Increases (decreases) from transfers	12		(104)
Disposals and removal from service	(9,894)		(16,059)
Disposals			(16,059)
Removals from service	(9,894)
Total changes in identifiable intangible assets	(9,504)		(13,513)
Ending balance	2,056		11,560
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	40,956		38,826
Changes in identifiable intangible assets:
Increases other than from business combinations	2,453		2,574
Increase (decrease) from foreign currency translation differences	656		1,585
Amortization	(1,776)		(1,390)
Increases (decreases) from transfers and other changes	40		(556)
Increases (decreases) from transfers	40
Increases (decreases) from other changes			(556)
Disposals and removal from service			(83)
Disposals			(83)
Other increases (decreases)	153
Total changes in identifiable intangible assets	1,526		2,130
Ending balance	42,482		40,956
Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,683,978		1,274,887
Changes in identifiable intangible assets:
Increases other than from business combinations	825,256		399,408
Increases from business combinations	1,824,275
Increase (decrease) from foreign currency translation differences	(80,562)		284,446
Amortization	(226,046)		(114,152)
Increases (decreases) from transfers and other changes	(133)		(121,040)
Increases (decreases) from transfers	(133)
Increases (decreases) from other changes			(121,040)
Disposals and removal from service	(7,087)		(39,571)
Disposals			(39,571)
Removals from service	(7,087)
Other increases (decreases)	(485,746)
Total changes in identifiable intangible assets	1,849,957		409,091
Ending balance	3,533,935		1,683,978
Patents, registered trademarks and other rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	18,849		3,424
Changes in identifiable intangible assets:
Increases other than from business combinations	8,184		15,413
Increase (decrease) from foreign currency translation differences	69		390
Amortization	(1,808)		(1,179)
Increases (decreases) from transfers and other changes	19		801
Increases (decreases) from transfers	19		(166)
Increases (decreases) from other changes			967
Disposals and removal from service	(60)
Removals from service	(60)
Total changes in identifiable intangible assets	6,404		15,425
Ending balance	25,253		18,849
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	49,334		39,576
Changes in identifiable intangible assets:
Increases other than from business combinations	34,569
Increase (decrease) from foreign currency translation differences	(2,483)		1,223
Amortization	(10,416)		(7,975)
Increases (decreases) from transfers and other changes	62		16,510
Increases (decreases) from transfers	62		21,270
Increases (decreases) from other changes			(4,760)
Disposals and removal from service	(259)
Removals from service	(259)
Other increases (decreases)	2,492
Total changes in identifiable intangible assets	23,965		9,758
Ending balance	73,299		49,334
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,481		155
Changes in identifiable intangible assets:
Increases other than from business combinations			21,234
Increase (decrease) from foreign currency translation differences	1		497
Amortization	(28)
Increases (decreases) from transfers and other changes			(15,895)
Increases (decreases) from transfers			(21,000)
Increases (decreases) from other changes			5,105
Disposals and removal from service			(510)
Disposals			(510)
Total changes in identifiable intangible assets	(27)		5,326
Ending balance	$ 5,454		$ 5,481

[1]	As Restated